UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Aerospace & Defense – 4.8%
160,928	Honeywell International, Inc.	$ 14,990,443
47,201	Precision Castparts Corp.	11,940,909
79,896	The Boeing Co.	10,805,934
56,235	United Technologies Corp.	6,535,632

		44,272,918

Auto Components – 0.5%
66,694	BorgWarner, Inc.	4,194,386

Automobiles* – 0.4%
15,983	Tesla Motors, Inc.	3,320,788

Beverages – 2.2%
72,295	Coca-Cola Enterprises, Inc.	3,299,544
147,666	PepsiCo., Inc.	13,043,338
97,940	The Coca-Cola Co.	4,006,725

		20,349,607

Biotechnology* – 4.8%
9,213	Biogen Idec, Inc.	2,942,356
56,377	Celgene Corp.	8,627,372
210,525	Gilead Sciences, Inc.	17,096,735
21,798	Regeneron Pharmaceuticals, Inc.	6,691,114
126,700	Vertex Pharmaceuticals, Inc.	9,155,342

		44,512,919

Building Products* – 0.3%
53,164	Armstrong World Industries, Inc.	2,821,413

Chemicals – 4.0%
76,266	Airgas, Inc.	8,108,601
82,888	Ecolab, Inc.	9,050,541
24,038	Monsanto Co.	2,929,030
25,028	PPG Industries, Inc.	5,045,895
59,045	The Sherwin-Williams Co.	12,081,198

		37,215,265

Commercial Services & Supplies – 0.5%
103,500	Waste Connections, Inc.	4,716,495

Communications Equipment – 3.0%
342,203	QUALCOMM, Inc.	27,530,231

Computers & Peripherals – 6.7%
75,498	Apple, Inc.	47,790,234
535,893	EMC Corp.	14,233,318

		62,023,552

Construction & Engineering* – 0.2%
58,891	Quanta Services, Inc.	1,999,349

Consumer Finance – 1.1%
24,871	American Express Co.	2,275,696
344,641	Navient Corp.*	5,445,328
277,516	SLM Corp.	2,389,413

		10,110,437

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.0%
180,068	Avery Dennison Corp.	$ 9,129,448

Distributors* – 0.3%
96,803	LKQ Corp.	2,685,315

Diversified Financial Services – 2.1%
130,477	Citigroup, Inc.	6,206,791
65,983	IntercontinentalExchange Group, Inc.	12,959,061

		19,165,852

Electrical Equipment* – 0.7%
153,937	Sensata Technologies Holding NV	6,602,358

Electronic Equipment, Instruments & Components – 0.5%
32,230	Amphenol Corp. Class A	3,087,634
30,908	IPG Photonics Corp.*	1,950,295

		5,037,929

Energy Equipment & Services – 2.7%
46,201	Cameron International Corp.*	2,954,554
113,569	Halliburton Co.	7,341,100
143,740	Schlumberger Ltd.	14,954,710

		25,250,364

Food & Staples Retailing – 2.7%
109,105	Costco Wholesale Corp.	12,658,362
55,378	Wal-Mart Stores, Inc.	4,251,369
200,821	Whole Foods Market, Inc.	7,679,395

		24,589,126

Food Products – 2.7%
75,205	Keurig Green Mountain, Inc.	8,481,620
81,133	McCormick & Co., Inc.	5,866,727
112,545	The Hain Celestial Group, Inc.*	10,210,083

		24,558,430

Health Care Equipment & Supplies – 2.6%
207,254	Abbott Laboratories	8,292,232
15,933	Becton Dickinson & Co.	1,875,314
37,112	C.R. Bard, Inc.	5,489,236
128,387	CareFusion Corp.*	5,511,654
8,020	Intuitive Surgical, Inc.*	2,965,315

		24,133,751

Health Care Providers & Services – 1.2%
58,175	McKesson Corp.	11,032,307

Health Care Technology* – 0.4%
72,065	Cerner Corp.	3,895,113

Hotels, Restaurants & Leisure – 5.7%
17,067	Chipotle Mexican Grill, Inc.*	9,337,185
118,320	Las Vegas Sands Corp.	9,053,846
121,593	Norwegian Cruise Line Holdings Ltd.*	4,103,764
165,028	Starbucks Corp.	12,086,651
81,233	Tim Hortons, Inc.	4,403,641
179,892	Yum! Brands, Inc.	13,907,450

		52,892,537

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 0.5%
128,885	Toll Brothers, Inc.	$ 4,668,215

Household Products – 2.7%
116,812	Church & Dwight Co., Inc.	8,086,895
240,938	Colgate-Palmolive Co.	16,480,159

		24,567,054

Industrial Conglomerates – 1.0%
120,802	Danaher Corp.	9,474,501

Internet & Catalog Retail* – 2.5%
41,584	Amazon.com, Inc.	12,997,079
8,115	The Priceline Group, Inc.	10,376,083

		23,373,162

Internet Software & Services* – 7.6%
149,616	eBay, Inc.	7,590,020
62,144	Equinix, Inc.	12,351,120
188,914	Facebook, Inc. Class A	11,958,256
28,462	Google, Inc. Class A	16,270,302
28,462	Google, Inc. Class C	15,966,613
29,568	LinkedIn Corp. Class A	4,733,541
47,218	Rackspace Hosting, Inc.	1,722,985

		70,592,837

IT Services – 2.6%
93,493	Cognizant Technology Solutions Corp. Class A*	4,544,695
33,976	Fiserv, Inc.*	2,042,298
32,969	FleetCor Technologies, Inc.*	4,167,611
33,586	International Business Machines Corp.	6,191,915
31,765	MasterCard, Inc. Class A	2,428,434
21,634	Visa, Inc. Class A	4,647,632

		24,022,585

Life Sciences Tools & Services – 0.8%
137,283	Agilent Technologies, Inc.	7,816,894

Machinery – 1.3%
35,088	Caterpillar, Inc.	3,587,046
58,168	Cummins, Inc.	8,895,632

		12,482,678

Media – 4.3%
274,672	Comcast Corp. Class A	14,337,878
99,954	Discovery Communications, Inc. Class A*	7,692,460
62,997	Scripps Networks Interactive Class A	4,816,751
363,008	Twenty-First Century Fox, Inc. Class A	12,854,113

		39,701,202

Multiline Retail* – 1.1%
184,137	Dollar General Corp.	9,902,888

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.8%
27,838	Anadarko Petroleum Corp.	$ 2,863,417
73,515	Antero Resources Corp.*	4,521,172
32,060	EOG Resources, Inc.	3,391,948
29,586	Noble Energy, Inc.	2,132,263
9,842	Pioneer Natural Resources Co.	2,068,395
36,519	Valero Energy Corp.	2,046,890

		17,024,085

Pharmaceuticals – 2.4%
24,140	Allergan, Inc.	4,042,485
247,517	Mylan, Inc.*	12,336,247
146,308	Roche Holding AG ADR	5,397,302

		21,776,034

Professional Services – 0.2%
36,656	Nielsen NV	1,769,019

Real Estate Investment Trusts – 1.1%
114,294	American Tower Corp.	10,244,171

Real Estate Management & Development* – 1.6%
488,455	CBRE Group, Inc. Class A	14,575,497

Road & Rail – 1.8%
94,711	Kansas City Southern	10,183,327
177,890	Swift Transportation Co.*	4,404,556
9,262	Union Pacific Corp.	1,845,639

		16,433,522

Semiconductors & Semiconductor Equipment – 0.5%
100,366	Xilinx, Inc.	4,713,187

Software – 5.9%
28,989	Adobe Systems, Inc.*	1,870,950
483,734	Microsoft Corp.	19,804,070
581,987	Oracle Corp.	24,455,094
77,555	Salesforce.com, Inc.*	4,081,720
63,630	ServiceNow, Inc.*	3,328,485
21,895	Tableau Software, Inc. Class A*	1,270,786

		54,811,105

Specialty Retail – 4.2%
108,600	Dick’s Sporting Goods, Inc.	4,827,270
178,382	L Brands, Inc.	10,237,343
59,593	Lumber Liquidators Holdings, Inc.*	4,629,184
171,739	The Home Depot, Inc.	13,778,620
60,661	Ulta Salon, Cosmetics & Fragrance, Inc.*	5,150,119

		38,622,536

Textiles, Apparel & Luxury Goods – 2.7%
206,139	Kate Spade & Co.*	7,505,521
113,259	NIKE, Inc. Class B	8,710,750
63,956	PVH Corp.	8,418,528

		24,634,799

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.7%
277,055	MGIC Investment Corp.*	$ 2,349,426
267,340	Radian Group, Inc.	3,855,043

		6,204,469

Tobacco – 0.6%
58,886	Philip Morris International, Inc.	5,213,766

Wireless Telecommunication Services* – 0.9%
78,800	SBA Communications Corp. Class A	7,998,200

TOTAL COMMON STOCKS		$922,662,296

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
Joint Repurchase Agreement Account II
$2,300,000	0.083%	06/02/14	$ 2,300,000

TOTAL INVESTMENTS – 100.1%			$924,962,296

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(1,196,518)

NET ASSETS – 100.0%			$923,765,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$671,133,548

Gross unrealized gain	267,633,634
Gross unrealized loss	(13,804,886)

Net unrealized security gain	$253,828,748

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 5.3%
50,879	Honeywell International, Inc.	$ 4,739,379
17,993	Precision Castparts Corp.	4,551,869

		9,291,248

Biotechnology* – 2.3%
13,444	Regeneron Pharmaceuticals, Inc.	4,126,770

Chemicals – 1.6%
13,591	The Sherwin-Williams Co.	2,780,855

Communications Equipment – 3.8%
82,590	QUALCOMM, Inc.	6,644,366

Computers & Peripherals – 7.1%
11,623	Apple, Inc.	7,357,359
192,805	EMC Corp.	5,120,901

		12,478,260

Consumer Finance – 1.7%
136,015	Navient Corp.*	2,149,037
105,592	SLM Corp.	909,147

		3,058,184

Diversified Financial Services – 2.2%
19,631	IntercontinentalExchange Group, Inc.	3,855,528

Electrical Equipment* – 1.5%
61,190	Sensata Technologies Holding NV	2,624,439

Energy Equipment & Services – 1.4%
23,577	Schlumberger Ltd.	2,452,951

Food & Staples Retailing – 5.0%
47,046	Costco Wholesale Corp.	5,458,277
87,467	Whole Foods Market, Inc.	3,344,738

		8,803,015

Food Products – 1.0%
24,375	McCormick & Co., Inc.	1,762,556

Health Care Equipment & Supplies – 2.6%
112,594	Abbott Laboratories	4,504,886

Health Care Providers & Services – 2.4%
22,200	McKesson Corp.	4,210,008

Hotels, Restaurants & Leisure – 5.4%
4,568	Chipotle Mexican Grill, Inc.*	2,499,107
35,286	Starbucks Corp.	2,584,347
58,318	Yum! Brands, Inc.	4,508,564

		9,592,018

Household Products – 2.1%
53,848	Colgate-Palmolive Co.	3,683,203

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 2.1%
46,828	Danaher Corp.	$ 3,672,720

Internet & Catalog Retail* – 3.2%
18,266	Amazon.com, Inc.	5,709,038

Internet Software & Services* – 13.5%
88,137	eBay, Inc.	4,471,190
34,083	Equinix, Inc.	6,773,996
7,907	Google, Inc. Class A	4,520,037
7,907	Google, Inc. Class C	4,435,669
21,744	LinkedIn Corp. Class A	3,480,997

		23,681,889

Life Sciences Tools & Services – 2.0%
60,752	Agilent Technologies, Inc.	3,459,219

Media – 2.6%
129,974	Twenty-First Century Fox, Inc. Class A	4,602,379

Multiline Retail* – 2.6%
85,783	Dollar General Corp.	4,613,410

Oil, Gas & Consumable Fuels – 2.6%
44,034	Anadarko Petroleum Corp.	4,529,337

Pharmaceuticals* – 2.4%
86,377	Mylan, Inc.	4,305,030

Real Estate Investment Trusts – 5.4%
106,635	American Tower Corp.	9,557,695

Real Estate Management & Development* – 2.8%
167,887	CBRE Group, Inc. Class A	5,009,748

Road & Rail – 1.8%
28,689	Kansas City Southern	3,084,641

Semiconductors & Semiconductor Equipment – 1.6%
61,140	Xilinx, Inc.	2,871,134

Software – 2.7%
113,678	Oracle Corp.	4,776,750

Specialty Retail – 2.2%
68,087	L Brands, Inc.	3,907,513

Textiles, Apparel & Luxury Goods – 5.6%
66,409	NIKE, Inc. Class B	5,107,516
35,945	PVH Corp.	4,731,441

		9,838,957

TOTAL COMMON STOCKS		$173,487,747

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.8%
Repurchase Agreement – 1.8%
Joint Repurchase Agreement Account II
$3,100,000	0.083%	06/02/14	$ 3,100,000

TOTAL INVESTMENTS – 100.3%			$176,587,747

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(554,405)

NET ASSETS – 100.0%			$176,033,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$134,230,212

Gross unrealized gain	45,589,504
Gross unrealized loss	(3,231,969)

Net unrealized security gain	$42,357,535

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Aerospace & Defense – 2.0%
1,804	Honeywell International, Inc.	$ 168,043
528	Precision Castparts Corp.	133,573

		301,616

Air Freight & Logistics – 1.0%
1,023	FedEx Corp.	147,476

Automobiles* – 0.3%
213	Tesla Motors, Inc.	44,255

Beverages – 0.9%
1,610	PepsiCo., Inc.	142,211

Biotechnology* – 5.7%
205	Biogen Idec, Inc.	65,471
558	BioMarin Pharmaceutical, Inc.	32,342
843	Celgene Corp.	129,004
1,123	Cepheid, Inc.	50,591
843	Foundation Medicine, Inc.	20,004
3,322	Gilead Sciences, Inc.	269,780
639	Medivation, Inc.	46,538
404	Regeneron Pharmaceuticals, Inc.	124,012
1,716	Vertex Pharmaceuticals, Inc.	123,998

		861,740

Chemicals – 2.6%
1,456	Airgas, Inc.	154,802
1,358	International Flavors & Fragrances, Inc.	134,795
515	The Sherwin-Williams Co.	105,374

		394,971

Commercial Banks – 0.4%
1,244	First Republic Bank	63,270

Commercial Services & Supplies – 2.5%
5,108	Healthcare Services Group, Inc.	152,014
3,751	Interface, Inc.	68,418
711	Stericycle, Inc.*	81,317
1,704	Waste Connections, Inc.	77,652

		379,401

Communications Equipment – 3.2%
6,017	QUALCOMM, Inc.	484,068

Computers & Peripherals – 6.3%
1,134	Apple, Inc.	717,822
8,687	EMC Corp.	230,727

		948,549

Construction & Engineering* – 0.7%
3,343	Quanta Services, Inc.	113,495

Consumer Finance – 1.4%
8,490	Navient Corp.*	134,142
8,490	SLM Corp.	73,099

		207,241

Shares	Description	Value
Common Stocks – (continued)
Distributors* – 0.4%
2,032	LKQ Corp.	$ 56,368

Diversified Financial Services – 1.1%
817	IntercontinentalExchange Group, Inc.	160,459

Diversified Telecommunication Services* – 0.8%
3,840	TW telecom, Inc.	125,914

Electrical Equipment – 1.3%
726	Hubbell, Inc. Class B	84,942
2,695	Sensata Technologies Holding NV*	115,588

		200,530

Electronic Equipment, Instruments & Components – 1.0%
1,550	Amphenol Corp. Class A	148,490

Energy Equipment & Services – 2.6%
1,688	Cameron International Corp.*	107,948
1,167	Dril-Quip, Inc.*	119,291
1,560	Schlumberger Ltd.	162,302

		389,541

Food & Staples Retailing – 2.8%
2,328	Costco Wholesale Corp.	270,095
3,863	Whole Foods Market, Inc.	147,721

		417,816

Food Products – 2.0%
121	Keurig Green Mountain, Inc.	13,646
1,222	McCormick & Co., Inc.	88,363
1,043	The Hain Celestial Group, Inc.*	94,621
1,348	TreeHouse Foods, Inc.*	101,033

		297,663

Health Care Equipment & Supplies – 2.4%
3,412	Abbott Laboratories	136,514
624	C.R. Bard, Inc.	92,296
2,982	CareFusion Corp.*	128,017

		356,827

Health Care Providers & Services – 2.0%
1,406	Acadia Healthcare Co., Inc.*	59,952
864	Henry Schein, Inc.*	103,378
529	McKesson Corp.	100,319
1,466	Surgical Care Affiliates, Inc.*	42,338

		305,987

Health Care Technology* – 0.8%
883	Cerner Corp.	47,726
4,057	HMS Holdings Corp.	76,272

		123,998

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 4.2%
238	Chipotle Mexican Grill, Inc.*	$ 130,208
2,485	Starbucks Corp.	182,001
1,822	Tim Hortons, Inc.	98,771
2,249	Yum! Brands, Inc.	173,870
1,738	Zoe’s Kitchen, Inc.*	50,923

		635,773

Household Durables* – 1.0%
2,815	M/I Homes, Inc.	64,210
2,549	Toll Brothers, Inc.	92,325

		156,535

Household Products – 1.2%
1,314	Church & Dwight Co., Inc.	90,968
1,302	Colgate-Palmolive Co.	89,057

		180,025

Industrial Conglomerates – 0.8%
1,607	Danaher Corp.	126,037

Internet & Catalog Retail* – 2.7%
813	Amazon.com, Inc.	254,103
119	The Priceline Group, Inc.	152,157

		406,260

Internet Software & Services* – 10.4%
4,111	Aerohive Networks, Inc.	40,946
4,175	eBay, Inc.	211,798
1,468	Equinix, Inc.	291,765
2,470	Facebook, Inc. Class A	156,351
587	Google, Inc. Class A	335,559
589	Google, Inc. Class C	330,417
794	LinkedIn Corp. Class A	127,111
916	OPOWER, Inc.	15,251
2,213	Pandora Media, Inc.	54,285

		1,563,483

IT Services* – 1.4%
793	FleetCor Technologies, Inc.	100,243
4,347	InterXion Holding NV	114,283

		214,526

Life Sciences Tools & Services – 0.9%
2,536	Agilent Technologies, Inc.	144,400

Machinery – 2.9%
957	Caterpillar, Inc.	97,834
1,619	Graco, Inc.	118,155
1,048	IDEX Corp.	80,361
3,263	Kennametal, Inc.	146,965

		443,315

Media – 2.0%
1,211	Discovery Communications, Inc. Class A*	93,198
1,148	Scripps Networks Interactive Class A	87,776
3,390	Twenty-First Century Fox, Inc. Class A	120,040

		301,014

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail* – 1.6%
2,283	Burlington Stores, Inc.	$ 64,883
3,175	Dollar General Corp.	170,751

		235,634

Oil, Gas & Consumable Fuels – 1.9%
1,270	Anadarko Petroleum Corp.	130,632
2,546	Parsley Energy, Inc. Class A*	60,519
1,280	Whiting Petroleum Corp.*	91,968

		283,119

Pharmaceuticals – 1.7%
3,449	Mylan, Inc.*	171,898
2,400	Roche Holding AG ADR	88,536

		260,434

Professional Services* – 0.4%
2,565	TriNet Group, Inc.	64,381

Real Estate Investment Trusts – 1.2%
1,968	American Tower Corp.	176,392

Real Estate Management & Development* – 1.3%
6,669	CBRE Group, Inc. Class A	199,003

Road & Rail – 1.4%
1,179	Kansas City Southern	126,766
3,166	Roadrunner Transportation Systems, Inc.*	82,696

		209,462

Semiconductors & Semiconductor Equipment – 0.9%
2,776	Xilinx, Inc.	130,361

Software – 3.2%
3,076	A10 Networks, Inc.*	35,189
586	CommVault Systems, Inc.*	28,667
845	Guidewire Software, Inc.*	31,916
6,989	Oracle Corp.	293,678
1,669	ServiceNow, Inc.*	87,305

		476,755

Specialty Retail – 4.3%
1,621	Dick’s Sporting Goods, Inc.	72,053
2,615	Five Below, Inc.*	94,663
2,948	L Brands, Inc.	169,186
704	Lumber Liquidators Holdings, Inc.*	54,687
1,472	Restoration Hardware Holdings, Inc.*	97,858
2,083	The Home Depot, Inc.	167,119

		655,566

Textiles, Apparel & Luxury Goods – 4.6%
916	Carter’s, Inc.	66,071
2,967	Kate Spade & Co.*	108,028
3,773	NIKE, Inc. Class B	290,181
1,377	PVH Corp.	181,255
895	Under Armour, Inc. Class A*	45,457

		690,992

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance* – 0.6%
10,448	MGIC Investment Corp.	$ 88,599

Tobacco – 0.8%
1,323	Philip Morris International, Inc.	117,138

Trading Companies & Distributors – 0.5%
292	W.W. Grainger, Inc.	75,444

Wireless Telecommunication Services* – 1.9%
2,802	SBA Communications Corp. Class A	284,403

TOTAL COMMON STOCKS		$14,790,937

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.0%
Repurchase Agreement – 2.0%
Joint Repurchase Agreement Account II
$300,000	0.083%	06/02/14	$ 300,000

TOTAL INVESTMENTS – 100.0%			$15,090,937

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(7,295)

NET ASSETS – 100.0%			$15,083,642

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,016,696

Gross unrealized gain	4,369,325
Gross unrealized loss	(295,084)

Net unrealized security gain	$4,074,241

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 3.5%
9,214	Honeywell International, Inc.	$ 858,284

Biotechnology* – 2.2%
1,751	Regeneron Pharmaceuticals, Inc.	537,487

Communications Equipment – 4.5%
13,478	QUALCOMM, Inc.	1,084,305

Computers & Peripherals – 9.4%
1,601	Apple, Inc.	1,013,433
47,529	EMC Corp.	1,262,370

		2,275,803

Consumer Finance – 4.6%
45,367	Navient Corp.*	716,798
45,365	SLM Corp.	390,593

		1,107,391

Diversified Financial Services – 4.0%
4,875	IntercontinentalExchange Group, Inc.	957,450

Food & Staples Retailing – 7.3%
10,565	Costco Wholesale Corp.	1,225,751
14,319	Whole Foods Market, Inc.	547,559

		1,773,310

Health Care Equipment & Supplies – 4.5%
27,015	Abbott Laboratories	1,080,870

Hotels, Restaurants & Leisure – 5.0%
15,720	Yum! Brands, Inc.	1,215,313

Internet & Catalog Retail* – 4.4%
3,440	Amazon.com, Inc.	1,075,172

Internet Software & Services* – 15.4%
19,435	eBay, Inc.	985,937
6,416	Equinix, Inc.	1,275,180
1,300	Google, Inc. Class A	743,145
1,272	Google, Inc. Class C	713,567

		3,717,829

Oil, Gas & Consumable Fuels – 3.3%
7,812	Anadarko Petroleum Corp.	803,542

Pharmaceuticals* – 3.7%
18,136	Mylan, Inc.	903,898

Real Estate Investment Trusts – 5.1%
13,808	American Tower Corp.	1,237,611

Real Estate Management & Development* – 4.8%
38,920	CBRE Group, Inc. Class A	1,161,373

Semiconductors & Semiconductor Equipment – 2.6%
13,588	Xilinx, Inc.	638,093

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 3.2%
13,650	L Brands, Inc.	$ 783,374

Textiles, Apparel & Luxury Goods – 10.1%
14,017	NIKE, Inc. Class B	1,078,048
10,400	PVH Corp.	1,368,952

		2,447,000

TOTAL COMMON STOCKS		$23,658,105

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.5%
Repurchase Agreement – 2.5%
Joint Repurchase Agreement Account II
$600,000	0.083%	06/02/14	$ 600,000

TOTAL INVESTMENTS – 100.1%			$24,258,105

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(28,260)

NET ASSETS – 100.0%			$24,229,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$22,639,498

Gross unrealized gain	1,885,508
Gross unrealized loss	(266,901)

Net unrealized security gain	$1,618,607

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Automobiles* – 0.7%
176,557	Tesla Motors, Inc.	$ 36,683,248

Biotechnology* – 4.1%
229,124	BioMarin Pharmaceutical, Inc.	13,280,027
887,383	Cepheid, Inc.	39,976,604
362,730	Incyte Corp.	17,973,272
395,731	Medivation, Inc.	28,821,089
99,469	Regeneron Pharmaceuticals, Inc.	30,533,004
1,058,716	Vertex Pharmaceuticals, Inc.	76,502,818

		207,086,814

Capital Markets – 0.7%
408,995	T. Rowe Price Group, Inc.	33,345,362

Chemicals – 4.7%
733,675	Airgas, Inc.	78,004,326
797,011	International Flavors & Fragrances, Inc.	79,111,312
390,511	The Sherwin-Williams Co.	79,902,456

		237,018,094

Commercial Banks – 1.3%
1,269,306	First Republic Bank	64,556,903

Commercial Services & Supplies – 1.3%
881,985	Healthcare Services Group, Inc.	26,247,874
917,400	Waste Connections, Inc.	41,805,918

		68,053,792

Construction & Engineering* – 1.0%
1,445,857	Quanta Services, Inc.	49,086,845

Consumer Finance – 2.0%
4,318,210	Navient Corp.*	68,227,718
3,805,925	SLM Corp.	32,769,014

		100,996,732

Distributors* – 0.7%
1,217,268	LKQ Corp.	33,767,014

Diversified Financial Services – 2.3%
587,014	IntercontinentalExchange Group, Inc.	115,289,550

Diversified Telecommunication Services* – 1.4%
2,140,901	TW telecom, Inc.	70,200,144

Electrical Equipment – 4.7%
1,250,787	AMETEK, Inc.	66,391,774
660,192	Hubbell, Inc. Class B	77,242,464
2,169,765	Sensata Technologies Holding NV*	93,061,221

		236,695,459

Electronic Equipment, Instruments & Components – 1.6%
844,921	Amphenol Corp. Class A	80,943,432

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 3.6%
1,001,620	Cameron International Corp.*	$ 64,053,599
222,637	Core Laboratories NV	35,588,524
785,193	Dril-Quip, Inc.*	80,262,429

		179,904,552

Food & Staples Retailing – 2.0%
2,598,118	Whole Foods Market, Inc.	99,352,032

Food Products – 4.2%
252,671	Keurig Green Mountain, Inc.	28,496,235
570,987	McCormick & Co., Inc.	41,288,070
920,152	The Hain Celestial Group, Inc.*	83,476,190
752,664	TreeHouse Foods, Inc.*	56,412,167

		209,672,662

Health Care Equipment & Supplies – 3.4%
499,039	C.R. Bard, Inc.	73,812,858
1,707,889	CareFusion Corp.*	73,319,675
67,925	Intuitive Surgical, Inc.*	25,114,590

		172,247,123

Health Care Providers & Services* – 1.3%
532,924	Henry Schein, Inc.	63,764,357

Health Care Technology* – 1.6%
397,569	Cerner Corp.	21,488,605
3,170,514	HMS Holdings Corp.	59,605,663

		81,094,268

Hotels, Restaurants & Leisure – 4.7%
142,382	Chipotle Mexican Grill, Inc.*	77,895,768
1,694,501	Norwegian Cruise Line Holdings Ltd.*	57,189,409
278,405	Panera Bread Co. Class A*	42,765,792
1,065,025	Tim Hortons, Inc.	57,735,005

		235,585,974

Household Durables* – 0.8%
1,151,282	Toll Brothers, Inc.	41,699,434

Household Products – 1.3%
921,980	Church & Dwight Co., Inc.	63,828,675

Internet Software & Services* – 4.7%
616,610	Equinix, Inc.	122,551,237
469,889	LinkedIn Corp. Class A	75,224,530
1,485,866	Pandora Media, Inc.	36,448,293

		234,224,060

IT Services* – 1.7%
665,223	FleetCor Technologies, Inc.	84,090,839

Life Sciences Tools & Services – 3.1%
1,876,803	Agilent Technologies, Inc.	106,865,163
201,455	Mettler-Toledo International, Inc.*	49,360,504

		156,225,667

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 3.8%
539,218	Flowserve Corp.	$ 39,761,935
1,236,475	Graco, Inc.	90,237,945
1,339,066	Kennametal, Inc.	60,311,533

		190,311,413

Media – 2.1%
599,048	Discovery Communications, Inc. Class A*	46,102,734
801,376	Scripps Networks Interactive Class A	61,273,209

		107,375,943

Multiline Retail* – 2.2%
2,044,612	Dollar General Corp.	109,959,233

Oil, Gas & Consumable Fuels – 1.9%
172,521	Pioneer Natural Resources Co.	36,257,014
850,365	Whiting Petroleum Corp.*	61,098,725

		97,355,739

Pharmaceuticals – 4.0%
287,605	Actavis PLC*	60,839,962
2,156,089	Mylan, Inc.*	107,459,476
176,844	Shire PLC ADR	30,662,981

		198,962,419

Real Estate Management & Development* – 1.9%
3,273,352	CBRE Group, Inc. Class A	97,676,824

Road & Rail – 1.7%
807,624	Kansas City Southern	86,835,732

Semiconductors & Semiconductor Equipment – 3.4%
1,028,614	Linear Technology Corp.	47,480,822
2,634,859	Xilinx, Inc.	123,732,979

		171,213,801

Software* – 1.3%
510,837	Guidewire Software, Inc.	19,294,313
900,887	ServiceNow, Inc.	47,125,399

		66,419,712

Specialty Retail – 5.2%
1,049,837	Dick’s Sporting Goods, Inc.	46,665,255
2,025,531	Five Below, Inc.*	73,324,222
1,796,442	L Brands, Inc.	103,097,807
563,909	Restoration Hardware Holdings, Inc.*	37,488,670

		260,575,954

Textiles, Apparel & Luxury Goods – 6.7%
2,024,145	Kate Spade & Co.*	73,699,120
799,609	PVH Corp.	105,252,533
404,769	Ralph Lauren Corp.	62,123,946
958,732	Under Armour, Inc. Class A*	48,693,998
725,070	VF Corp.	45,693,911

		335,463,508

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance* – 1.0%
5,721,081	MGIC Investment Corp.	$ 48,514,767

Trading Companies & Distributors – 2.3%
451,343	W.W. Grainger, Inc.	116,613,491

Wireless Telecommunication Services* – 2.3%
1,139,699	SBA Communications Corp. Class A	115,679,448

TOTAL COMMON STOCKS		$4,958,371,016

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.5%
Repurchase Agreement – 1.5%
Joint Repurchase Agreement Account II
$76,600,000	0.083%	06/02/14	$ 76,600,000

TOTAL INVESTMENTS – 100.2%			$5,034,971,016

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(7,967,163)

NET ASSETS – 100.0%			$5,027,003,853

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,906,683,734

Gross unrealized gain	1,254,337,672
Gross unrealized loss	(126,050,390)

Net unrealized security gain	$1,128,287,282

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Aerospace & Defense* – 0.7%
438,384	Aerovironment, Inc.	$ 14,080,894

Biotechnology* – 6.5%
1,706,354	Achillion Pharmaceuticals, Inc.	4,624,219
530,130	Cepheid, Inc.	23,882,357
115,490	Clovis Oncology, Inc.	5,914,243
465,706	Five Prime Therapeutics, Inc.	6,049,521
143,073	Foundation Medicine, Inc.	3,395,122
197,943	Incyte Corp.	9,808,076
255,794	Medivation, Inc.	18,629,477
524,484	Neurocrine Biosciences, Inc.	7,285,083
200,506	Ophthotech Corp.	8,160,594
81,075	Pharmacyclics, Inc.	7,201,892
726,265	Regulus Therapeutics, Inc.	4,887,763
277,384	Stemline Therapeutics, Inc.	4,213,463
638,216	Swedish Orphan Biovitrum AB ADR	8,138,709
101,806	Synageva BioPharma Corp.	8,261,557
174,703	Ultragenyx Pharmaceutical, Inc.	6,561,845
195,846	Vertex Pharmaceuticals, Inc.	14,151,832

		141,165,753

Capital Markets – 1.1%
746,828	HFF, Inc. Class A	24,137,481

Chemicals – 2.6%
270,778	Airgas, Inc.	28,789,117
283,650	International Flavors & Fragrances, Inc.	28,155,099

		56,944,216

Commercial Banks – 2.6%
622,597	Eagle Bancorp, Inc.*	19,904,426
436,374	First Republic Bank	22,193,982
314,515	Independent Bank Group, Inc.	14,703,576

		56,801,984

Commercial Services & Supplies – 4.4%
1,632,006	Healthcare Services Group, Inc.	48,568,499
1,055,280	Interface, Inc.	19,248,307
74,825	Stericycle, Inc.*	8,557,735
387,204	Waste Connections, Inc.	17,644,886

		94,019,427

Communications Equipment* – 0.4%
1,055,317	Calix, Inc.	8,611,387

Computers & Peripherals* – 0.7%
379,879	Electronics for Imaging, Inc.	15,457,276

Construction & Engineering* – 1.0%
605,075	Quanta Services, Inc.	20,542,296

Consumer Finance – 2.0%
1,866,234	Navient Corp.*	29,486,497
1,635,490	SLM Corp.	14,081,569

		43,568,066

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.9%
398,146	Avery Dennison Corp.	$ 20,186,002

Distributors* – 0.7%
521,194	LKQ Corp.	14,457,922

Diversified Telecommunication Services* – 1.5%
974,885	TW telecom, Inc.	31,966,479

Electrical Equipment – 3.4%
300,171	Hubbell, Inc. Class B	35,120,007
890,065	Sensata Technologies Holding NV*	38,174,888

		73,294,895

Electronic Equipment, Instruments & Components – 2.5%
291,640	Amphenol Corp. Class A	27,939,112
417,170	IPG Photonics Corp.*	26,323,427

		54,262,539

Energy Equipment & Services – 2.8%
109,624	Core Laboratories NV	17,523,396
425,536	Dril-Quip, Inc.*	43,498,290

		61,021,686

Food & Staples Retailing* – 0.5%
400,622	Sprouts Farmers Market, Inc.	10,856,856

Food Products* – 3.1%
436,675	The Hain Celestial Group, Inc.	39,615,156
353,048	TreeHouse Foods, Inc.	26,460,948

		66,076,104

Health Care Equipment & Supplies – 3.0%
655,613	CareFusion Corp.*	28,145,466
430,899	DexCom, Inc.*	14,547,150
83,656	Teleflex, Inc.	8,921,076
572,003	Tornier NV*	12,303,785

		63,917,477

Health Care Providers & Services* – 3.6%
590,948	Acadia Healthcare Co., Inc.	25,198,023
171,565	Henry Schein, Inc.	20,527,752
267,381	MEDNAX, Inc.	15,409,167
559,693	Surgical Care Affiliates, Inc.	16,163,934

		77,298,876

Health Care Technology* – 1.2%
1,390,604	HMS Holdings Corp.	26,143,355

Hotels, Restaurants & Leisure – 5.1%
665,157	Bloomin’ Brands, Inc.*	13,861,872
425,460	Chuy’s Holdings, Inc.*	13,899,778
289,348	Jack in the Box, Inc.	16,704,060
724,516	Norwegian Cruise Line Holdings Ltd.*	24,452,415
118,900	Panera Bread Co. Class A*	18,264,229
271,351	Tim Hortons, Inc.	14,709,938
260,391	Zoe’s Kitchen, Inc.*	7,629,456

		109,521,748

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables*(a) – 1.3%
1,259,136	M/I Homes, Inc.	$ 28,720,892

Household Products – 1.0%
305,146	Church & Dwight Co., Inc.	21,125,258

Internet Software & Services* – 3.0%
612,077	Aerohive Networks, Inc.	6,096,287
172,349	Equinix, Inc.	34,254,364
137,334	OPOWER, Inc.	2,286,611
857,402	Pandora Media, Inc.	21,032,071

		63,669,333

IT Services – 3.9%
899,518	EVERTEC, Inc.	21,507,475
288,052	FleetCor Technologies, Inc.*	36,412,653
1,011,844	InterXion Holding NV*	26,601,379

		84,521,507

Leisure Equipment & Products* – 0.5%
1,068,129	Black Diamond, Inc.	11,514,431

Life Sciences Tools & Services – 2.3%
458,773	Bruker Corp.*	9,611,295
68,704	Mettler-Toledo International, Inc.*	16,833,854
538,059	PerkinElmer, Inc.	24,196,513

		50,641,662

Machinery – 4.9%
174,523	Flowserve Corp.	12,869,326
552,016	Graco, Inc.	40,286,128
324,227	IDEX Corp.	24,861,726
592,955	Kennametal, Inc.	26,706,693

		104,723,873

Media* – 0.5%
148,331	AMC Networks, Inc. Class A	9,178,722
396,091	RLJ Entertainment, Inc.	1,505,146

		10,683,868

Multiline Retail* – 1.0%
749,868	Burlington Stores, Inc.	21,311,249

Oil, Gas & Consumable Fuels* – 3.6%
562,417	Laredo Petroleum, Inc.	15,562,078
431,353	Parsley Energy, Inc. Class A	10,253,261
429,366	Rex Energy Corp.	8,535,796
172,590	Rosetta Resources, Inc.	8,134,167
488,467	Whiting Petroleum Corp.	35,096,354

		77,581,656

Pharmaceuticals* – 1.1%
277,078	Aratana Therapeutics, Inc.	3,895,717
713,693	Corium International, Inc.	5,067,220
323,247	Revance Therapeutics, Inc.	10,179,048
161,128	Sagent Pharmaceuticals, Inc.	3,610,878

		22,752,863

Shares	Description	Value
Common Stocks – (continued)
Professional Services* – 0.4%
385,247	TriNet Group, Inc.	$ 9,669,700

Real Estate Management & Development* – 1.7%
1,257,094	CBRE Group, Inc. Class A	37,511,685

Road & Rail* – 1.5%
1,251,107	Roadrunner Transportation Systems, Inc.	32,678,915

Semiconductors & Semiconductor Equipment – 2.6%
368,514	Hittite Microwave Corp.	21,668,623
279,188	Linear Technology Corp.	12,887,318
471,548	Xilinx, Inc.	22,143,894

		56,699,835

Software* – 4.0%
458,812	A10 Networks, Inc.	5,248,809
293,324	CommVault Systems, Inc.	14,349,410
412,227	Guidewire Software, Inc.	15,569,814
519,629	Mavenir Systems, Inc.	6,916,262
272,918	NetSuite, Inc.	21,967,170
433,933	ServiceNow, Inc.	22,699,035

		86,750,500

Specialty Retail – 5.5%
451,026	Dick’s Sporting Goods, Inc.	20,048,106
868,413	Five Below, Inc.*	31,436,551
349,199	Lumber Liquidators Holdings, Inc.*	27,125,778
392,609	Restoration Hardware Holdings, Inc.*	26,100,646
171,282	Ulta Salon, Cosmetics & Fragrance, Inc.*	14,541,842

		119,252,923

Textiles, Apparel & Luxury Goods – 5.8%
232,842	Carter’s, Inc.	16,794,893
1,042,770	Kate Spade & Co.*	37,967,256
290,373	PVH Corp.	38,221,798
613,606	Under Armour, Inc. Class A*	31,165,049

		124,148,996

Thrifts & Mortgage Finance* – 1.0%
2,491,459	MGIC Investment Corp.	21,127,572

Wireless Telecommunication Services* – 1.9%
402,730	SBA Communications Corp. Class A	40,877,095

TOTAL COMMON STOCKS		$2,110,296,532

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.5%
Repurchase Agreement – 2.5%
Joint Repurchase Agreement Account II
$53,800,000	0.083%	06/02/14	$ 53,800,000

TOTAL INVESTMENTS – 100.3%			$2,164,096,532

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(7,289,993)

NET ASSETS – 100.0%			$2,156,806,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,787,868,286

Gross unrealized gain	442,218,324
Gross unrealized loss	(65,990,078)

Net unrealized security gain	$376,228,246

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Aerospace & Defense – 4.9%
89,069	Honeywell International, Inc.	$ 8,296,777
28,554	Precision Castparts Corp.	7,223,591
29,359	The Boeing Co.	3,970,805

		19,491,173

Beverages – 1.7%
42,646	PepsiCo., Inc.	3,766,921
71,717	The Coca-Cola Co.	2,933,943

		6,700,864

Biotechnology* – 5.2%
8,417	Biogen Idec, Inc.	2,688,137
9,098	Celgene Corp.	1,392,267
98,271	Gilead Sciences, Inc.	7,980,588
17,145	Regeneron Pharmaceuticals, Inc.	5,262,829
45,999	Vertex Pharmaceuticals, Inc.	3,323,888

		20,647,709

Capital Markets – 0.4%
30,205	Northern Trust Corp.	1,824,382

Chemicals – 3.1%
32,598	Airgas, Inc.	3,465,819
34,249	Monsanto Co.	4,173,241
24,016	The Sherwin-Williams Co.	4,913,914

		12,552,974

Commercial Banks – 0.4%
34,950	Citigroup, Inc.	1,662,571

Communications Equipment – 3.0%
147,680	QUALCOMM, Inc.	11,880,856

Computers & Peripherals – 6.2%
26,326	Apple, Inc.	16,664,358
301,106	EMC Corp.	7,997,375

		24,661,733

Consumer Finance – 1.1%
180,759	Navient Corp.*	2,855,992
182,498	SLM Corp.	1,571,308

		4,427,300

Diversified Financial Services – 1.4%
29,627	IntercontinentalExchange Group, Inc.	5,818,743

Electrical Equipment* – 1.2%
114,942	Sensata Technologies Holding NV	4,929,862

Electronic Equipment, Instruments & Components – 0.8%
33,032	Amphenol Corp. Class A	3,164,466

Energy Equipment & Services – 2.4%
63,051	Cameron International Corp.*	4,032,112
52,983	Schlumberger Ltd.	5,512,351

		9,544,463

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 4.5%
82,570	Costco Wholesale Corp.	$ 9,579,771
46,567	Wal-Mart Stores, Inc.	3,574,949
125,609	Whole Foods Market, Inc.	4,803,288

		17,958,008

Food Products – 1.6%
27,296	McCormick & Co., Inc.	1,973,774
51,312	The Hain Celestial Group, Inc.*	4,655,024

		6,628,798

Health Care Equipment & Supplies – 2.6%
160,312	Abbott Laboratories	6,414,083
26,739	C.R. Bard, Inc.	3,954,966

		10,369,049

Health Care Providers & Services – 1.6%
33,052	McKesson Corp.	6,267,981

Hotels, Restaurants & Leisure – 5.7%
8,294	Chipotle Mexican Grill, Inc.*	4,537,564
49,269	Las Vegas Sands Corp.	3,770,064
71,563	Starbucks Corp.	5,241,274
30,804	Tim Hortons, Inc.	1,669,885
96,950	Yum! Brands, Inc.	7,495,205

		22,713,992

Household Durables* – 0.4%
50,775	Toll Brothers, Inc.	1,839,070

Household Products – 1.7%
99,838	Colgate-Palmolive Co.	6,828,919

Industrial Conglomerates – 1.1%
58,678	Danaher Corp.	4,602,116

Internet & Catalog Retail* – 3.8%
31,897	Amazon.com, Inc.	9,969,407
4,208	The Priceline Group, Inc.	5,380,475

		15,349,882

Internet Software & Services* – 11.3%
146,179	eBay, Inc.	7,415,661
47,145	Equinix, Inc.	9,370,069
86,015	Facebook, Inc. Class A	5,444,750
15,350	Google, Inc. Class A	8,774,827
15,350	Google, Inc. Class C	8,611,043
34,105	LinkedIn Corp. Class A	5,459,869

		45,076,219

IT Services – 1.3%
17,033	FleetCor Technologies, Inc.*	2,153,142
14,064	Visa, Inc. Class A	3,021,369

		5,174,511

Life Sciences Tools & Services – 1.4%
96,991	Agilent Technologies, Inc.	5,522,668

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 2.2%
42,997	Caterpillar, Inc.	$ 4,395,583
28,431	Cummins, Inc.	4,347,953

		8,743,536

Media – 3.9%
93,174	Comcast Corp. Class A	4,863,683
53,416	Discovery Communications, Inc. Class A*	4,110,895
191,899	Twenty-First Century Fox, Inc. Class A	6,795,144

		15,769,722

Multiline Retail* – 1.6%
116,571	Dollar General Corp.	6,269,188

Oil, Gas & Consumable Fuels – 1.4%
55,645	Anadarko Petroleum Corp.	5,723,645

Pharmaceuticals* – 1.4%
111,413	Mylan, Inc.	5,552,824

Real Estate Investment Trusts – 3.3%
145,746	American Tower Corp.	13,063,214

Real Estate Management & Development* – 1.8%
243,567	CBRE Group, Inc. Class A	7,268,039

Road & Rail – 1.3%
47,350	Kansas City Southern	5,091,072

Semiconductors & Semiconductor Equipment – 1.0%
83,395	Xilinx, Inc.	3,916,229

Software – 5.0%
188,557	Microsoft Corp.	7,719,524
227,366	Oracle Corp.	9,553,919
49,909	ServiceNow, Inc.*	2,610,740

		19,884,183

Specialty Retail – 2.9%
105,161	L Brands, Inc.	6,035,190
70,190	The Home Depot, Inc.	5,631,343

		11,666,533

Textiles, Apparel & Luxury Goods – 3.5%
104,440	NIKE, Inc. Class B	8,032,481
44,318	PVH Corp.	5,833,578

		13,866,059

Tobacco – 0.9%
39,758	Philip Morris International, Inc.	3,520,173

Trading Companies & Distributors – 0.8%
12,286	W.W. Grainger, Inc.	3,174,334

TOTAL COMMON STOCKS		$399,147,060

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$1,200,000	0.083%	06/02/14	$ 1,200,000

TOTAL INVESTMENTS – 100.1%			$400,347,060

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(313,806)

NET ASSETS – 100.0%			$400,033,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$306,949,188

Gross unrealized gain	98,845,570
Gross unrealized loss	(5,447,698)

Net unrealized security gain	$93,397,872

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Communications Equipment – 6.8%
205,611	Calix, Inc.*	$ 1,677,786
314,862	QUALCOMM, Inc.	25,330,648

		27,008,434

Computers & Peripherals – 14.6%
54,897	Apple, Inc.	34,749,801
147,758	Electronics for Imaging, Inc.*	6,012,273
645,244	EMC Corp.	17,137,681

		57,899,755

Diversified Financial Services – 1.8%
36,393	IntercontinentalExchange Group, Inc.	7,147,585

Diversified Telecommunication Services* – 2.2%
261,537	TW telecom, Inc.	8,575,798

Electronic Equipment, Instruments & Components – 2.3%
93,559	Amphenol Corp. Class A	8,962,952

Internet & Catalog Retail* – 8.0%
51,109	Amazon.com, Inc.	15,974,118
12,529	The Priceline Group, Inc.	16,019,955

		31,994,073

Internet Software & Services* – 22.7%
198,200	eBay, Inc.	10,054,686
89,681	Equinix, Inc.	17,824,099
242,595	Facebook, Inc. Class A	15,356,264
22,010	Google, Inc. Class A	12,582,017
22,082	Google, Inc. Class C	12,387,560
78,083	LinkedIn Corp. Class A	12,500,307
24,883	OPOWER, Inc.	414,302
377,136	Pandora Media, Inc.	9,251,146

		90,370,381

IT Services* – 5.0%
163,939	Cognizant Technology Solutions Corp. Class A	7,969,075
58,486	FleetCor Technologies, Inc.	7,393,215
177,536	InterXion Holding NV	4,667,421

		20,029,711

Professional Services* – 0.4%
70,441	TriNet Group, Inc.	1,768,069

Real Estate Investment Trusts – 3.9%
174,929	American Tower Corp.	15,678,886

Semiconductors & Semiconductor Equipment – 5.0%
104,835	Hittite Microwave Corp.	6,164,298
290,508	Xilinx, Inc.	13,642,256

		19,806,554

Shares	Description	Value
Common Stocks – (continued)
Software – 22.0%
137,585	Adobe Systems, Inc.*	$ 8,879,736
125,235	CommVault Systems, Inc.*	6,126,496
225,719	Guidewire Software, Inc.*	8,525,407
159,908	Microsoft Corp.	6,546,633
72,506	NetSuite, Inc.*	5,836,008
386,078	Oracle Corp.	16,222,997
248,973	Salesforce.com, Inc.*	13,103,449
243,512	ServiceNow, Inc.*	12,738,113
44,252	VMware, Inc. Class A*	4,270,318
68,502	Workday, Inc. Class A*	5,368,502

		87,617,659

Wireless Telecommunication Services* – 4.5%
175,325	SBA Communications Corp. Class A	17,795,488

TOTAL COMMON STOCKS		$394,655,345

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.2%
Repurchase Agreement – 1.2%
Joint Repurchase Agreement Account II
$4,700,000	0.083%	06/02/14	$ 4,700,000

TOTAL INVESTMENTS – 100.4%			$399,355,345

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,526,689)

NET ASSETS – 100.0%			$397,828,656

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$280,481,118

Gross unrealized gain	130,191,507
Gross unrealized loss	(11,317,280)

Net unrealized security gain	$118,874,227

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Aerospace & Defense – 2.7%
2,680	The Boeing Co.	$ 362,470

Air Freight & Logistics – 1.0%
2,334	C.H. Robinson Worldwide, Inc.	139,713

Biotechnology* – 3.1%
2,101	Gilead Sciences, Inc.	170,622
490	Regeneron Pharmaceuticals, Inc.	150,410
1,387	Vertex Pharmaceuticals, Inc.	100,225

		421,257

Capital Markets – 1.0%
4,486	Morgan Stanley, Inc.	138,438

Chemicals – 0.9%
1,106	Airgas, Inc.	117,590

Commercial Banks – 7.5%
21,070	Bank of America Corp.	319,000
2,508	Citigroup, Inc.	119,305
6,882	JPMorgan Chase & Co.	382,433
5,338	SunTrust Banks, Inc.	204,552

		1,025,290

Communications Equipment – 2.0%
3,410	QUALCOMM, Inc.	274,335

Computers & Peripherals – 5.4%
701	Apple, Inc.	443,733
11,139	EMC Corp.	295,852

		739,585

Consumer Finance – 1.1%
1,869	Capital One Financial Corp.	147,445

Diversified Telecommunication Services – 1.1%
3,005	Verizon Communications, Inc.	150,130

Electric Utilities – 1.1%
4,605	FirstEnergy Corp.	155,741

Electrical Equipment* – 1.2%
3,878	Sensata Technologies Holding NV	166,327

Energy Equipment & Services – 1.2%
2,590	Halliburton Co.	167,418

Food & Staples Retailing – 5.4%
2,072	Costco Wholesale Corp.	240,394
3,431	The Kroger Co.	163,796
1,990	Wal-Mart Stores, Inc.	152,772
4,897	Whole Foods Market, Inc.	187,261

		744,223

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.9%
3,669	ConAgra Foods, Inc.	$ 118,509
1,857	McCormick & Co., Inc.	134,279

		252,788

Health Care Equipment & Supplies – 2.8%
6,683	Abbott Laboratories	267,387
761	C.R. Bard, Inc.	112,559

		379,946

Health Care Providers & Services – 2.9%
1,189	McKesson Corp.	225,482
2,074	UnitedHealth Group, Inc.	165,153

		390,635

Hotels, Restaurants & Leisure – 2.8%
2,226	Starbucks Corp.	163,032
2,799	Yum! Brands, Inc.	216,391

		379,423

Household Durables* – 0.8%
3,167	Toll Brothers, Inc.	114,709

Household Products – 1.6%
3,128	Colgate-Palmolive Co.	213,955

Industrial Conglomerates – 4.0%
20,327	General Electric Co.	544,560

Insurance – 5.5%
4,937	American International Group, Inc.	266,944
2,569	Prudential Financial, Inc.	211,069
4,182	The Hartford Financial Services Group, Inc.	144,906
1,454	The Travelers Cos., Inc.	135,876

		758,795

Internet & Catalog Retail* – 1.6%
713	Amazon.com, Inc.	222,848

Internet Software & Services* – 5.8%
3,942	eBay, Inc.	199,978
705	Equinix, Inc.	140,119
325	Google, Inc. Class A	185,786
325	Google, Inc. Class C	182,318
576	LinkedIn Corp. Class A	92,212

		800,413

Media – 2.8%
2,333	CBS Corp. Class B	139,070
7,039	Twenty-First Century Fox, Inc. Class A	249,251

		388,321

Multi-Utilities – 0.9%
2,675	PG&E Corp.	122,702

Multiline Retail* – 1.0%
2,441	Dollar General Corp.	131,277

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 9.4%
1,918	Apache Corp.	$ 178,796
6,439	Devon Energy Corp.	475,842
4,012	Exxon Mobil Corp.	403,326
5,067	Southwestern Energy Co.*	230,397

		1,288,361

Pharmaceuticals – 4.4%
6,346	Merck & Co., Inc.	367,180
4,719	Mylan, Inc.*	235,195

		602,375

Real Estate Investment Trusts – 2.1%
3,265	American Tower Corp.	292,642

Real Estate Management & Development* – 1.5%
6,983	CBRE Group, Inc. Class A	208,373

Road & Rail – 1.0%
1,267	Kansas City Southern	136,228

Semiconductors & Semiconductor Equipment – 1.9%
5,422	Intel Corp.	148,129
2,432	Xilinx, Inc.	114,207

		262,336

Software – 3.5%
11,705	Microsoft Corp.	479,203

Specialty Retail – 2.2%
2,131	L Brands, Inc.	122,298
4,456	The Gap, Inc.	183,721

		306,019

Textiles, Apparel & Luxury Goods – 3.5%
4,061	NIKE, Inc. Class B	312,331
1,246	PVH Corp.	164,011

		476,342

Wireless Telecommunication Services* – 1.1%
1,459	SBA Communications Corp. Class A	148,089

TOTAL COMMON STOCKS		$13,650,302

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$100,000	0.083%	06/02/14	$ 100,000

TOTAL INVESTMENTS – 100.4%			$13,750,302

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(57,919)

NET ASSETS – 100.0%			$13,692,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,020,103

Gross unrealized gain	2,951,936
Gross unrealized loss	(221,737)

Net unrealized security gain	$2,730,199

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2014:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$922,662,296	$—	$—
Short-term Investments	—	2,300,000	—
Total	$922,662,296	$2,300,000	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$173,487,747	$—	$—
Short-term Investments	—	3,100,000	—
Total	$173,487,747	$3,100,000	$—

FLEXIBLE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$14,790,937	$—	$—
Short-term Investments	—	300,000	—
Total	$14,790,937	$300,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FOCUSED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$23,658,105	$—	$—
Short-term Investments	—	600,000	—
Total	$23,658,105	$600,000	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$4,958,371,016	$—	$—
Short-term Investments	—	76,600,000	—
Total	$4,958,371,016	$76,600,000	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$2,102,157,823	$8,138,709	$—
Short-term Investments	—	53,800,000	—
Total	$2,102,157,823	$61,938,709	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$399,147,060	$—	$—
Short-term Investments	—	1,200,000	—
Total	$399,147,060	$1,200,000	$—

TECHNOLOGY TOLLKEEPER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$394,655,345	$—	$—
Short-term Investments	—	4,700,000	—
Total	$394,655,345	$4,700,000	$—

U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$13,650,302	$—	$—
Short-term Investments	—	100,000	—
Total	$13,650,302	$100,000	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$2,300,000	$2,300,016	$2,354,134
Concentrated Growth	3,100,000	3,100,022	3,172,964
Flexible Cap Growth	300,000	300,002	307,061
Focused Growth Fund	600,000	600,004	614,122
Growth Opportunities	76,600,000	76,600,532	78,402,910
Small/Mid Cap Growth	53,800,000	53,800,373	55,066,274
Strategic Growth	1,200,000	1,200,008	1,228,244
Technology Tollkeeper	4,700,000	4,700,033	4,810,622
US Equity Fund	100,000	100,001	102,354

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At May 31, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Capital Growth	Concentrated Growth	Flexible Cap Growth	Focused Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper	US Equity
BNP Paribas Securities Co.	0.090%	$604,581	$814,870	$78,859	$157,718	$20,135,186	$14,141,946	$315,434	$1,235,449	$26,287
Citigroup Global Markets, Inc.	0.070	191,931	258,689	25,034	50,069	6,392,123	4,489,506	100,138	392,206	8,345
Merrill Lynch & Co., Inc.	0.080	595,177	802,195	77,632	155,263	19,821,972	13,921,959	310,527	1,216,231	25,877
TD Securities (USA) LLC	0.080	479,826	646,723	62,586	125,172	15,980,306	11,223,766	250,344	980,515	20,862
TD Securities (USA) LLC	0.090	335,878	452,706	43,810	87,620	11,186,214	7,856,636	175,241	686,360	14,603
Wells Fargo Securities LLC	0.080	$92,607	124,817	12,079	24,158	3,084,199	2,166,187	48,316	189,239	4,026
TOTAL		$2,300,000	$3,100,000	$300,000	$600,000	$76,600,000	$53,800,000	$1,200,000	$4,700,000	$100,000

At May 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.161% to 1.460%	02/16/16 to 11/21/18
Federal Home Loan Bank	2.875	06/14/24
Federal Home Loan Mortgage Corp.	0.500 to 6.000	04/17/15 to 05/01/44
Federal National Mortgage Association	1.375 to 7.125	03/01/15 to 06/01/44
Government National Mortgage Association	3.000 to 5.000	09/15/42 to 06/20/43
United States Treasury Bill	0.000	10/16/14
United States Treasury Inflation Protected Securities	0.500 to 2.500	07/15/14 to 07/15/16
United States Treasury Coupon-Only Stripped Security	0.000	11/15/15
United States Treasury Notes	0.250 to 2.125	03/31/15 to 08/15/21

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Concentrated Growth and Focused Growth Funds is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Conentration Risk — The Technology Tollkeeper Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Tollkeeper” companies). Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. Thus, the Technology Tollkeeper Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 24, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 24, 2014

*	Print the name and title of each signing officer under his or her signature.